Deposits	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 21 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

	December 31,
(In thousands)	2014	2013
Savings accounts	$6,737,370	$6,839,126
NOW, money market and other interest bearing demand deposits	4,811,972	5,637,985
Total savings, NOW, money market and other interest bearing demand deposits	11,549,342	12,477,111
Certificates of deposit:
Under $100,000	4,211,180	5,101,711
$100,000 and over	3,263,265	3,209,641
Total certificates of deposit	7,474,445	8,311,352
Total interest bearing deposits	$19,023,787	$20,788,463

A summary of certificates of deposit by maturity at December 31, 2014 follows:

(In thousands)
2015	$5,011,262
2016	958,246
2017	572,706
2018	363,691
2019	495,931
2020 and thereafter	72,609
Total certificates of deposit	$7,474,445

At December 31, 2014, the Corporation had brokered deposits amounting to $ 1.9 billion (2013 - $ 2.4 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $9 million at December 31, 2014 (2013 - $10 million).